Fair Value Disclosures - Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1
Financial Assets
Total financial assets	$ 5,600	$ 6,000
Level 2
Financial Assets
Total financial assets	0	0
Level 3
Financial Assets
Total financial assets	51,000	55,700
Recurring basis
Financial Assets
Total financial assets	2,701,400	2,431,300
Financial Liabilities
Liabilities related to separate accounts	1,661,600	1,444,800
Recurring basis | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	700	10,900
Recurring basis | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	14,900	13,900
Recurring basis | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	10,800	9,600
Recurring basis | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	102,400	78,700
Recurring basis | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	5,000	3,300
Recurring basis | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	33,900	38,200
Recurring basis | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	646,100	587,000
Recurring basis | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	142,900	142,300
Recurring basis | Equity securities | Common Stock
Financial Assets
Total financial assets	2,300	400
Recurring basis | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	73,000	80,900
Recurring basis | Other investments
Financial Assets
Total financial assets	4,600	18,100
Recurring basis | Cash equivalents
Financial Assets
Total financial assets	3,200	3,100
Recurring basis | Other assets
Financial Assets
Total financial assets		100
Recurring basis | Assets held in separate accounts
Financial Assets
Total financial assets	1,661,600	1,444,800
Recurring basis | Level 1
Financial Assets
Total financial assets	1,598,100	1,392,500
Financial Liabilities
Liabilities related to separate accounts	1,588,000	1,370,900
Recurring basis | Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	2,300	400
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Other investments
Financial Assets
Total financial assets	4,600	18,100
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	3,200	3,100
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets		0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,588,000	1,370,900
Recurring basis | Level 2
Financial Assets
Total financial assets	1,090,500	1,026,100
Financial Liabilities
Liabilities related to separate accounts	73,600	73,900
Recurring basis | Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	700	10,900
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	14,900	13,900
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	10,800	9,600
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	102,400	78,700
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,500	0
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	33,900	38,200
Recurring basis | Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	646,000	587,000
Recurring basis | Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	134,800	134,100
Recurring basis | Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	71,900	79,800
Recurring basis | Level 2 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets		0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	73,600	73,900
Recurring basis | Level 3
Financial Assets
Total financial assets	12,800	12,700
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,500	3,300
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	100	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	8,100	8,200
Recurring basis | Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,100	1,100
Recurring basis | Level 3 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets		100
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0